CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Revenues
Rental income (Notes 1 and 6)	$ 19,300,882	$ 18,517,602	$ 17,416,187
Recovery of real estate taxes		10,952
Revenue to temporarily vacate lease (Note 14)		1,020,833	1,166,667
Total revenues	19,300,882	19,549,387	18,582,854
Expenses
Real estate operating expenses (Note 5)	11,074,396	10,212,761	10,080,913
Administrative and general expenses	4,598,144	4,616,086	4,333,589
Depreciation (Note 1)	1,775,690	1,682,690	1,635,660
(Gain) on disposition of property and equipment			(500)
Total expenses	17,448,230	16,511,537	16,049,662
Income from operations before investment income, interest expense and income taxes	1,852,652	3,037,850	2,533,192
Investment income and interest expense:
Investment income (Notes 1 and 2)	110,963	94,627	25,949
Interest expense (Notes 3, and 9)	(233,474)	(225,938)	(245,381)
Total investment income and interest expense:	(122,511)	(131,311)	(219,432)
Income from operations before income taxes	1,730,141	2,906,539	2,313,760
Income taxes provided (benefit) (Notes 1 and 4)	(1,244,000)	981,000	796,000
Net income	2,974,141	1,925,539	1,517,760
Retained earnings, beginning of year	45,395,245	43,469,706	41,951,946
Retained earnings, end of year	$ 48,369,386	$ 45,395,245	$ 43,469,706
Income per common share (Note 1)	$ 1.48	$ 0.96	$ 0.75
Dividends per share
Average common shares outstanding (Note 1)	2,015,780	2,015,780	2,015,780